Loss per share: (Tables)	12 Months Ended
Dec. 31, 2021
Loss per share:
Schedule of loss per share

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Basic weighted average number of common shares outstanding	79,315,892	59,023,380

Basic and diluted loss per share	$(0.90)	$(0.54)